Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Share premium	Capital reserve from share-based payment transactions	Warrants exercisable into shares	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2014	$ 1,373	$ 72,534	$ 4,317	$ 2,633	$ (970)	$ 389	$ (72,723)	$ 7,553	$ 419	$ 7,972
Net loss							(6,243)	(6,243)	(266)	(6,509)
Remeasurement gain (loss) from defined benefit plans						(99)		(99)		(99)
Adjustment arising from translating financial statements from functional currency to presentation currency						(58)		(58)		(58)
Total comprehensive loss						(157)	(6,243)	(6,400)	(266)	(6,666)
Issuance of share capital and warrants, net of issue expenses	407	7,330	460	4,314				12,511		12,511
Share-based payments			87					87	22	109
Balance at Dec. 31, 2015	1,780	79,864	4,864	6,947	(970)	232	(78,966)	13,751	175	13,926
Net loss							(8,257)	(8,257)	(136)	(8,393)
Remeasurement gain (loss) from defined benefit plans						140	(140)
Adjustment arising from translating financial statements from functional currency to presentation currency						119		119		119
Total comprehensive loss						259	(8,397)	(8,138)	(136)	(8,274)
Share-based payments	3		303					306	3	309
Balance at Dec. 31, 2016	1,783	79,864	5,167	6,947	(970)	491	(87,363)	5,919	42	5,961
Net loss							(3,462)	(3,462)	(53)	(3,515)
Adjustment arising from translating financial statements from functional currency to presentation currency						420		420		420
Total comprehensive loss										(3,095)
Issuance of share capital and warrants, net of issue expenses	330	1,993	188	1,868				4,379		4,379
Share-based payments			95					95		95
Balance at Jun. 30, 2017	2,113	81,857	5,450	8,815	(970)	911	(90,825)	7,351	(11)	7,340
Balance at Dec. 31, 2016	1,783	79,864	5,167	6,947	(970)	491	(87,363)	5,919	42	5,961
Net loss							(6,339)	(6,339)	(94)	(6,433)
Adjustment arising from translating financial statements from functional currency to presentation currency						636		636		636
Total comprehensive loss						636	(6,339)	(5,703)	(94)	(5,797)
Issuance of share capital and warrants, net of issue expenses	330	1,993	188	1,868				4,379		4,379
Issuance of share capital	10	85						95		95
Proceeds from sale of subsidiary in previously consolidated subsidiaries		(838)			970			132	52	184
Share-based payments			192					192		192
Balance at Dec. 31, 2017	2,123	81,104	5,547	8,815		1,127	(93,702)	5,014		5,014
Net loss							(2,965)	(2,965)		(2,965)
Cumulative effect as a result of the initial adoption of IFRS 15 as of January 1, 2018 - See Note 2							(350)	(350)		(350)
Total comprehensive loss										(2,965)
Issuance of share capital and warrants, net of issue expenses	482	312		3,593				4,387		4,387
Issuance of share capital	28	230						258		258
Share-based payments			166					166		166
Balance at Jun. 30, 2018	2,633	81,646	5,713	12,408		1,127	(97,017)	6,510		6,510
Balance at Dec. 31, 2017	$ 2,123	$ 81,104	$ 5,547	$ 8,815		$ 1,127	$ (93,702)	$ 5,014		5,014
Net loss										(3,142)
Total comprehensive loss										(3,142)
Balance at Sep. 30, 2018										$ 6,387